UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sandelman Partners, LP
Address: 500 Park Avenue, 3rd Floor
         New York, NY  10022

13F File Number:  028-11765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Strashinsky
Title:     Chief Compliance Officer
Phone:     212-299-7645

Signature, Place, and Date of Signing:

       /s/  Michael Strashinsky     New York, NY     August 10, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $139,566 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1  000886AF8     7827 13000000 PRN      SOLE                 13000000        0        0
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1  000886AE1    15900 24000000 PRN      SOLE                 24000000        0        0
ARVINMERITOR INC               NOTE 4.625% 3/0  043353AF8    11703 24500000 PRN      SOLE                 24500000        0        0
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     1920   250000 SH       SOLE                   250000        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889      584   570000 SH  PUT  SOLE                   570000        0        0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     2529   301742 SH       SOLE                   301742        0        0
CHATTEM INC                    NOTE 2.000%11/1  162456AP2      763   625000 PRN      SOLE                   625000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     1091    55000 SH       SOLE                    55000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1    18611 30000000 PRN      SOLE                 30000000        0        0
CIENA CORP                     NOTE 0.250% 5/0  171779AB7    13866 20588000 PRN      SOLE                 20588000        0        0
COEUR D ALENE MINES CORP IDA   NOTE 3.250% 3/1  192108AR9    19222 25888000 PRN      SOLE                 25888000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     9583 10000000 PRN      SOLE                 10000000        0        0
GLG PARTNERS INC               *W EXP 12/28/201 37929X115      118   328101 SH       SOLE                   328101        0        0
HARMAN INTL INDS INC           COM              413086109       48   931700 SH  PUT  SOLE                   931700        0        0
ILLUMINA INC                   NOTE 0.625% 2/1  452327AB5    11234  6237000 PRN      SOLE                  6237000        0        0
IPC HLDGS LTD                  ORD              G4933P101      273    10000 SH       SOLE                    10000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109      138   500000 SH  PUT  SOLE                   500000        0        0
NEW GOLD INC CDA               COM              644535106     2539   958000 SH       SOLE                   958000        0        0
NII HLDGS INC                  CL B NEW         62913F201       25   200000 SH  PUT  SOLE                   200000        0        0
NOVA CHEMICALS CORP            COM              66977W109     3676   619825 SH       SOLE                   619825        0        0
RAMBUS INC DEL                 COM              750917106      849    54900 SH       SOLE                    54900        0        0
SCHERING PLOUGH CORP           COM              806605101     1319    52500 SH       SOLE                    52500        0        0
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203       58   200000 SH  PUT  SOLE                   200000        0        0
SOLUTIA INC                    COM NEW          834376501      167    29000 SH       SOLE                    29000        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203     7274   788928 SH       SOLE                   788928        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102      760    25450 SH       SOLE                    25450        0        0
WYETH                          COM              983024100     7489   165000 SH       SOLE                   165000        0        0